NET LOSS PER SHARE OF COMMON STOCK (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012
Equity Option [Member]
NET LOSS PER SHARE OF COMMON STOCK (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	63,182,845	63,182,845	74,398,770	74,398,770
Warrant [Member]
NET LOSS PER SHARE OF COMMON STOCK (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,878,759	9,878,759	25,923,281	25,923,281	9,878,759	7,500,000
Convertible Debt Securities [Member]
NET LOSS PER SHARE OF COMMON STOCK (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,600,480	9,600,480	18,498,943	18,498,943